Stock-Based Compensation - Schedule of Activity in 2023 Equity Incentive Plan (Details) - 2023 Equity Incentive Plan [Member]	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Schedule of Activity in 2023 Equity Incentive Plan [Line Items]
Options Shares, Outstanding at beginning of year | shares
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares
Aggregate Intrinsic Value, Outstanding at beginning of year | $
Options Shares, Granted | shares	1,025,527
Weighted Average Exercise Price, Granted | $ / shares	$ 1.67
Weighted Average Remining Contractual Term (Year), Granted	9 years 3 months 18 days
Aggregate Intrinsic Value, Granted | $	$ 429,388
Options Shares, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Options Shares, Forfeited or expired | shares
Weighted Average Exercise Price, Forfeited or expired | $ / shares
Options Shares, Outstanding at end of year | shares	1,025,527
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.67
Weighted Average Remining Contractual Term (Year), Outstanding at end of year	9 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of year | $	$ 429,388
Options Shares, Fully vested and expected to vest | shares	945,541
Weighted Average Exercise Price, Fully vested and expected to vest | $ / shares	$ 1.6
Weighted Average Remining Contractual Term (Year), Fully vested and expected to vest	9 years 4 months 24 days
Options Shares, Exercisable at end of year of 2023 | shares	945,541
Weighted Average Exercise Price, Exercisable at end of year of 2023 | $ / shares	$ 9.4
Weighted Average Remining Contractual Term (Year), Exercisable at end of year of 2023	9 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable at end of year of 2023 | $	$ 407,607